SHARE-BASED COMPENSATION (Details)	0 Months Ended									12 Months Ended			0 Months Ended							12 Months Ended							0 Months Ended				12 Months Ended			0 Months Ended		0 Months Ended
	Nov. 11, 2013	Oct. 23, 2012	Sep. 01, 2012	Dec. 16, 2010	Jul. 12, 2010	Oct. 22, 2009	Aug. 20, 2009	Jul. 20, 2009	Feb. 02, 2009	Dec. 31, 2014	Dec. 31, 2013 CNY	Dec. 31, 2012	Nov. 11, 2013 First, Second and Third Anniversary of Option Agreement	Oct. 23, 2012 First, Second and Third Anniversary of Option Agreement	Sep. 01, 2012 First, Second and Third Anniversary of Option Agreement	Jul. 12, 2010 First, Second and Third Anniversary of Option Agreement	Jul. 20, 2009 First, Second and Third Anniversary of Employment	Feb. 02, 2009 First, Second and Third Anniversary of Employment	Dec. 16, 2010 First Anniversary of Option Agreement	Dec. 31, 2007 Batch A 181st Day Following an IPO	Dec. 31, 2007 Batch A First Anniversary of an IPO	Dec. 31, 2007 Batch B First Anniversary of Employment	Dec. 31, 2007 Batch B Eight Quarters Following the First Anniversary of Employment	Dec. 31, 2007 Batch B Remaining Shares After One Fourth Vests at First Anniversary of Employment	Dec. 31, 2008 Batch C First, Second and Third Anniversary of Option Agreement	Dec. 31, 2008 Batch D First, Second and Third Anniversary of Employment	Aug. 20, 2009 August 20, 2009 1,500,000 Share Options First Anniversary of Employment	Aug. 20, 2009 August 20, 2009 1,500,000 Remaining Share Options After 1/2 of the Shares Vests	Aug. 20, 2009 August 20, 2009 1,000,000 Share Options First, Second and Third Anniversary of Employment	Dec. 16, 2010 December 16, 2010 Remaining Share Options After 1/2 of the Shares Vests	Dec. 31, 2008 The Plan item	Dec. 31, 2007 The Plan item	Aug. 18, 2006 The Plan	Jul. 09, 2012 The Plan ADS	Jul. 09, 2012 The Plan ADS USD ($)	Jul. 09, 2012 The Plan Mr. Donald Zhang ADS	Jul. 09, 2012 The Plan Mr. Donald Zhang ADS USD ($)
Share-Based Compensation
Shares authorized for issuance																																	52,500,000
Ordinary shares, shares reserved																																	85,300,000
Number of shares reserved for issuance as percentage of the equity interest of the company																																	8.41%
Number of batches of options granted																															2	2
Vesting percentage													33.33%	33.33%	33.33%	33.33%	33.33%	33.33%	50.00%	33.33%	66.67%	25.00%	75.00%		33.33%	33.33%	50.00%		33.33%
Vesting period of remaining shares of a group awards after a portion of the group has vested																								24 months				12 months		12 months
Share options granted (in shares)	2,577,120	400,000	500,000	2,750,000	2,500,000		2,500,000	700,000	200,000		2,577,120	900,000															1,500,000		1,000,000
Number of ordinary shares that each share option exercisable is made into by modification						0.87
Terms of share options										5 years
Amended exercise price of outstanding options (USD per ADS)																																			$ 1.18		$ 1.30
Exercise price of outstanding options, as a percentage of the 30-day volume weighted average price per ADS																																			100.00%		110.00%
Number of trading days for calculating exercise price																																		30 days		30 days
Incremental fair value recorded as expense											1,930,000